The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Massachusetts Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia Real Estate Equity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 31, 2011 (Accession No. 0001193125-11-154623), which is incorporated herein by reference.